SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Allspring Special Global Small Cap Fund (the “Fund”)

Special Global Small Cap Fund: Effective December 1, 2026, Stephen Giggie, CFA, Brian Martin, CFA, James M. Tringas, CFA and Bryant VanCronkhite, CFA, CPA are each removed as a portfolio manager to the Fund.

Effective December 1, 2026, Justin P. Carr, CFA and Vince Fioramonti, CFA are each added as a portfolio manager to the Fund.

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the following Other Managed Accounts tables are added and the Portfolio Manager Fund Holdings table is amended to include the following:

Justin P. Carr, CFA[1]	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$2.62 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$476.70 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	23
	Total Assets Managed	$827.21 M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$4.02 M
1.	Mr. Carr became a portfolio manager of the Fund on December 1, 2026. The information presented in this table is as of October 31, 2025, at which time Mr. Carr was not a portfolio manager of the Fund.

Vince Fioramonti, CFA[1]	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$1.40 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$119.35 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Fioramonti became a portfolio manager of the Fund on December 1, 2026. The information presented in this table is as of October 31, 2025, at which time Mr. Fioramonti was not a portfolio manager of the Fund.

Portfolio Manager Fund Holdings
SUB-ADVISER / PORTFOLIO MANAGER	FUND	DOLLAR RANGE OF HOLDINGS IN FUND
Allspring Investments
Justin P. Carr, CFA	Special Global Small Cap Fund	$0[1]
Vince Fioramonti, CFA	Special Global Small Cap Fund	$0[2]
1.	Mr. Carr became a portfolio manager of the Fund on December 1, 2026. The information presented in this table is as of October 31, 2025, at which time Mr. Carr was not a portfolio manager of the Fund.
2.	Mr. Fioramonti became a portfolio manager of the Fund on December 1, 2026. The information presented in this table is as of October 31, 2025, at which time Mr. Fioramonti was not a portfolio manager of the Fund.

October 16, 2026